Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Inventories
5.	Inventories:
As of December 31, 2024 and 2023, inventories amounted to $1,693 and $1,559, respectively, in the accompanying consolidated balance sheets related to lubricants.